State Street SPDR Bloomberg Short Term International Treasury Bond ETF Investment Strategy - State Street SPDR Bloomberg Short Term International Treasury Bond ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the Bloomberg 1-3 Year Global Treasury ex-US Capped Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. The Fund may also enter into forward currency exchange contracts for hedging and/or investment purposes. Futures contracts may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows.The Index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have remaining maturities of one to three years and are rated investment grade (Baa3/BBB-/BBB- or higher using the middle rating of Moody's Investors Service, Inc., S&P Global Ratings and Fitch Ratings, Inc., respectively). Securities included in the Index may include securities that are subject to restrictions on resale under the U.S. federal securities laws (“restricted securities”). Each of the component securities in the Index is a constituent of the Bloomberg Global Treasury ex-US Index. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated. The Index is calculated by Bloomberg Index Services Limited using a modified “market capitalization” methodology. This design ensures that each constituent country within the Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of the Index. Component securities in each constituent country are represented in a proportion consistent with their percentage relative to the other component securities in the constituent country. The securities in the Index are updated on the last business day of each month. As of February 28, 2026, a significant portion of the Fund comprised companies located in Europe and Japan, although this may change from time to time. As of February 28, 2026, there were approximately 310 securities in the Index and the dollar-weighted average maturity of the securities in the Index was 1.93 years.The Index is sponsored by Bloomberg Index Services Limited (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.